SCHEDULE OF OTHER OPERATING INCOME, NET (Details) (Parenthetical) - CNY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Gain from wavier of settlement of long-aged payables	¥ 9.7	¥ 45.4	¥ 10.6
Remaining wavier of settlement of long-aged payables		¥ 63.6